CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Preferred stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05
Common stock, authorized shares	200,000,000	200,000,000	200,000,000
Common stock, issued shares	77,505,908	77,360,908	77,215,908
Common stock, outstanding shares	77,505,908	77,360,908	77,215,908
[RedeemableConvertiblePreferredStockSeriesAMember]
Preferred stock, par or stated value (in dollars per share)	$ 100	$ 100	$ 100
Preferred stock, authorized shares	165,000	165,000	165,000
Preferred stock Series A (as a percent)	8.00%	8.00%	8.00%
Preferred stock Series A, redeemable value (in dollars per share)	$ 120	$ 120	$ 120
Preferred stock Series A, convertible value (in dollars per share)	$ 1.20	$ 1.20	$ 1.20
Preferred stock Series A, shares issued	120,468	118,113	109,124
Preferred stock Series A, shares outstanding	120,468	118,113	109,124